Expense Example, No Redemption {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2025 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 659
3 Years	834
5 Years	1,021
10 Years	1,541
Class M
Expense Example, No Redemption:
1 Year	460
3 Years	691
5 Years	937
10 Years	1,620
Class C
Expense Example, No Redemption:
1 Year	165
3 Years	509
5 Years	873
10 Years	1,676
Class I
Expense Example, No Redemption:
1 Year	63
3 Years	196
5 Years	337
10 Years	725
Class Z
Expense Example, No Redemption:
1 Year	55
3 Years	171
5 Years	294
10 Years	$ 636